SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
_______________________________________________________________________________

                AMERICAN GENERAL LIFE INSURANCE COMPANY
                      VARIABLE SEPARATE ACCOUNT
               POLARIS SELECT INVESTOR VARIABLE ANNUITY

                   VARIABLE ANNUITY ACCOUNT FIVE
                SEASONS SELECT II VARIABLE ANNUITY
_______________________________________________________________________________

    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    FS VARIABLE SEPARATE ACCOUNT
              POLARIS SELECT INVESTOR VARIABLE ANNUITY
_______________________________________________________________________________

Effective on October 26, 2015, the portfolio manager for the Large Cap Value Portfolio has changed as follows:

-------------------------   ------------------------   -----------------------
Underlying Fund:            Formerly Managed by:       Newly Managed by:
-------------------------   ------------------------   -----------------------
Large Cap Value Portfolio   T. Rowe Price Associates,  American Century
                            Inc.,                      Investment Management,
                            Wellington Management      Inc., Wellington
                            Company LLP and            Management Company LLP
                            SunAmerica Asset           and SunAmerica Asset
                            Management, LLC.           Management, LLC.
-------------------------   ------------------------   ------------------------





Dated:  October 26, 2015

           Please keep this Supplement with your Prospectus